Income Taxes (Schedule of Components of Deferred Tax Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Allowance for doubtful receivables	¥ 1,465	¥ 1,030
Intercompany profits	7,786	7,483
Adjustment of investment securities	8,273	8,334
Write-downs of inventories and fixed assets	1,708	1,404
Accrued bonus	6,000	5,847
Retirement and pension costs	17,197	19,115
Tax loss and credit carryforwards	3,287	4,025
Other temporary differences	21,661	21,737
Gross deferred tax assets	67,377	68,975
Less: valuation allowance	(986)	(1,509)
Net deferred tax assets	66,391	67,466
Adjustment of investment securities	22,605	25,554
Unremitted earnings of foreign subsidiaries and affiliates	8,237	7,284
Other temporary differences	3,500	3,614
Gross deferred tax liabilities	¥ 34,342	¥ 36,452